Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	¥ 87,399,071	$ 12,208,962	¥ 172,272,429
Less: accumulated depreciation	(9,261,836)	(1,293,805)	(10,621,001)
impairment	(19,798,023)	(2,765,628)	(35,839,687)
Total	58,339,212	8,149,529	125,811,741
Office electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	1,126,486	157,362	1,121,533
Office fixtures and furniture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	182,845	25,542	182,845
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	1,201,452	167,833	1,201,452
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	¥ 84,888,288	$ 11,858,225	¥ 169,766,599